Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
7.	RELATED PARTY TRANSACTIONS

In connection with the formation of Tempus, our Chief Financial Officer, R. Lee Priest, Jr., loaned to Tempus $500,000. Of this amount, $10,101 was allocated to the purchase of 1.0% of the membership interests of Tempus, while $489,899 took the form of a loan from officer. This loan is unsecured and bears interest monthly at a rate of 5.0% per annum. Accrued interest totaled $11,140 as of June 30, 2015. It matures and shall be paid in full no later than June 30, 2016.

Jackson River Aviation (“JRA”) is an affiliated company, controlled by one of the former members of Tempus. JRA provides Federal Aviation Regulations (“FAR”) Part 135 aircraft charter services to the Company. As of June 30, 2015 the Company has an outstanding payable to JRA for $95,053. Total purchases by the Company from JRA for the six-months ended June 30, 2015 were $134,368.

Tempus Intermediate Holdings, LLC (“TIH”) is controlled by one of the former members of Tempus. TIH owns certain aircraft used by Tempus to provide services to certain customers. In addition, TIH provided administrative support, including human resources, financial, legal, contracts and other general administrative services to Tempus. As of June 30, 2015, all administrative support services from TIH have been billed at cost based on actual expenses incurred. Total billings from TIH for the six months ended June 30, 2015 were $678,186 and the outstanding payable, to TIH at June 30, 2015 was $143,544.

Tempus, through its wholly owned subsidiary GAS, billed TIH a total of $427,945 for the six month period ended June 30, 2015 for flight planning, fuel handling and travel services. Tempus’ outstanding receivables from TIH at June 30, 2015 was $23,710.

Global Flight Relief (“GFR”) is a 501(c)(3) non-profit organization controlled by one of the former members of Tempus. GFR has contracted with Tempus to provide FAR Part 91 flight operations services. For the six-months ended June 30, 2015, Tempus has invoiced GFR $41,240. The Company’s outstanding receivable from GFR at June 30, 2015 was $41,240.

All related party services are provided under commercial terms consistent with what might be expected from a third party service provider. Subsequent to the closing of the Business Combination, administrative support services, including human resources, financial, legal, contracts and other general administrative services are performed inside the Company. Certain marketing and information technology expenses may continue to be reimbursed to TIH for the foreseeable future. As of the date of this report, all related party receivable and payable balances outstanding as of June 30, 2015 have been settled in full.

5.            RELATED PARTY TRANSACTIONS

Private Placement

On August 9, 2011, the Company issued to the Sponsor in a private placement 2,156,250 shares (after giving effect to its 0.75-for-1 reverse stock split effectuated on July 10, 2012) of restricted common stock for an aggregate purchase price of $25,000, of which 281,250 shares were forfeited in January 2013. The founder shares will not be released from transfer restrictions until: (i) one year after the consummation of the Company’s initial business combination or earlier if, subsequent to its initial business combination, the last sales price of its common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after its initial business combination, or (ii) the date on which it consummates a liquidation, merger, stock exchange or other similar transaction after its initial business combination that results in all of its stockholders having the right to exchange their shares of common stock for cash, securities or other property.

The Sponsor, Mr. Wright and Cowen Overseas purchased, simultaneously with the closing of the public offering, 375,000 units (the “placement units”) from the Company at a price of $10.00 per unit, each unit consisting of one share of common stock (“placement shares”) and a warrant to purchase one share of common stock (“placement warrants”) for an aggregate purchase price of $3,750,000 in a private placement pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended. The placement warrants are identical to the warrants sold in the public offering except that, (i) if held by the initial holders or their permitted assigns, they (a) whenever exercisable, may be exercised for cash or on a cashless basis at the option of the holder; and (b) will not be redeemable by the Company, and (ii) the placement warrants issued to Cowen Overseas, so long as held by Cowen Overseas or any of its related persons under FINRA rules, expire five years from the effectiveness of the registration statement. In addition, the placement warrants and placement shares are subject to transfer restrictions until 30 days following the consummation of the initial business combination.

The founder shares and the placement shares are identical to the shares of common stock included in the units that were sold in the public offering except that (i) the founder shares and the placement shares are subject to certain transfer restrictions as described above, and (ii) each of the initial stockholders and Cowen Overseas has agreed not to redeem any of the founder shares or placement shares, as the case may be, held by them in connection with the consummation of an initial business combination, and each has also waived its rights to participate in any redemption with respect to its founder shares and placement shares, as the case may be, if the Company fails to consummate an initial business combination.

However, each of the initial stockholders and Cowen Overseas (as applicable) will be entitled to redeem any public shares it acquires in or after the public offering in the event the Company fails to consummate an initial business combination within the required time period.

In connection with a stockholder vote to approve an initial business combination, if any, each of the Company’s initial stockholders have agreed to vote their founder shares and/or placement shares, as the case may be, in favor of the initial business combination. In addition, the Company’s initial stockholders, officers and directors have each also agreed to vote any shares of common stock acquired in the public offering or in the aftermarket in favor of the initial business combination submitted to stockholders for approval, if any.

The initial holders of the Company’s founder shares and placement shares and their permitted transferees are entitled to registration rights pursuant to a registration rights agreement signed on the date of the Company’s prospectus relating to the public offering.

Such holders are entitled to demand registration rights and certain “piggy-back” registration rights with respect to the founder shares, the placement shares, the placement warrants and the shares of common stock underlying the placement warrants, commencing, in the case of the founder shares, one year after the consummation of the initial business combination and commencing, in the case of the placement shares, the placement warrants and the shares of common stock underlying the placement warrants, 30 days after the consummation of the initial business combination.

Notes Payable to Sponsor

The Company issued a $246,667 unsecured non-interest bearing promissory note to the Sponsor on February 10, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note was initially payable on the earlier of (i) the date that is nine (9) months from the date of the note or (ii) the date on which the Company consummates an initial business combination. The notes are convertible at the Sponsor’s election upon the consummation of an initial business combination. Upon such election, the notes will convert, at a price of $0.75 per share, into warrants to purchase common stock of the Company. These warrants would be identical to the placement warrants. On September 9, 2014, the promissory note was amended to provide that the payment date shall be the earlier of: (i) March 13, 2015 or (ii) the date on which the Company consummates its initial business combination.

 The Company issued a $215,834 unsecured non-interest bearing promissory note to the Sponsor on September 9, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination. The notes are convertible at the Sponsor’s election upon the consummation of an initial business combination. Upon such election, the notes will convert, at a price of $0.75 per share, into warrants to purchase common stock of the Company. These warrants would be identical to the placement warrants.

The Company issued a $246,667 unsecured non-interest bearing non-convertible promissory note to our Sponsor on September 9, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.

The Company issued a $277,500 unsecured non-interest bearing promissory note to our Sponsor on February 4, 2015. Payment on this note is due on the earlier of: (i) March 13, 2015 and (ii) the date on which the Company consummates an initial business combination.

Notes Payable to Affiliates

The Company issued a $140,000 unsecured non-interest bearing promissory note to Cowen Overseas, an affiliate of one of our directors, on February 4, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note was initially payable on the date of the consummation of an initial business combination. The notes are convertible at Cowen Overseas’ election upon the consummation of an initial business combination. Upon such election, the notes will convert, at a price of $0.75 per share, into warrants to purchase common stock of the Company. These warrants would be identical to the placement warrants. On September 9, 2014, the promissory note was amended to provide that the payment date shall be the earlier of: (i) March 13, 2015 or (ii) the date on which the Company consummates its initial business combination.

The Company issued a $122,500 unsecured non-interest bearing promissory note to Cowen Overseas on September 9, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination. The notes are convertible at Cowen Overseas’ election upon the consummation of an initial business combination. Upon such election, the notes will convert, at a price of $0.75 per share, into warrants to purchase common stock of the Company. These warrants would be identical to the placement warrants.

The Company issued a $140,000 unsecured non-interest bearing non-convertible promissory note to Cowen Overseas on September 9, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.

The Company issued a $13,333 unsecured non-interest bearing promissory note to Mr. Wright on February 7, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note was initially payable on the date of the consummation of an initial business combination. The notes are convertible at Mr. Wright’s election upon the consummation of an initial business combination. Upon such election, the notes will convert, at a price of $0.75 per share, into warrants to purchase common stock of the Company. These warrants would be identical to the placement warrants. On September 9, 2014, the promissory note was amended to provide that the payment date shall be the earlier of: (i) March 13, 2015 or (ii) the date on which the Company consummates its initial business combination

The Company issued a $11,666 unsecured non-interest bearing promissory note to Mr. Wright on September 9, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination. The notes are convertible at Mr. Wright’s election upon the consummation of an initial business combination. Upon such election, the notes will convert, at a price of $0.75 per share, into warrants to purchase common stock of the Company. These warrants would be identical to the placement warrants.

The Company issued a $13,333 unsecured non-interest bearing non-convertible promissory note to Mr. Wright on September 9, 2014. The proceeds from the loan were used for working capital purposes of the Company. The principal balance of the note is payable on the earlier of (i) March 13, 2015 or (ii) the date on which the Company consummates an initial business combination.

The Company issued $157,500 unsecured non-interest bearing promissory note on February 4, 2015 to Cowen and $15,000 unsecured non-interest bearing promissory note to Mr. Wright. Payment on the notes are due on the earlier of: (i) March 13, 2015 and (ii) the date on which the Company consummates an initial business combination.

Due to Affiliate

As of December 31, 2014 and 2013, the Chart Group L.P., an affiliate of the Sponsor, has paid certain offering, formation and operating costs on behalf of the Company. The total of such costs do not bear interest, and is due on demand. At December 31, 2014 and 2013, the total amount owed to the Chart Group L.P. is $1,442 and $1,442, respectively.

Administrative Services Agreement

The Company has agreed to pay the Chart Group L.P., an affiliate of the Sponsor $10,000 per month for office space and general and administrative services. Services commenced on December 14, 2012, the date the securities of the Company were first listed on the NASDAQ Capital Market, and will terminate upon the earlier of the consummation by the Company of an initial business combination and the liquidation of the Company.  For the years ended December 31, 2014, 2013 and 2012, the Company incurred $120,000, $120,000 and $5,000, respectively, pursuant to this administrative services agreement. At December 31, 2014, the Company has prepaid $5,000 relative to the administrative services agreement.